SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSES (Details) - USD ($)	9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Income before income tax expenses	$ 2,483,911	$ 6,294,947
Computed income tax expenses with statutory tax rate	614,228	1,573,736
Differential income tax rates applicable to certain entities	(408,259)	(1,202,921)
Additional deduction for research and development expenses	(583,406)	(579,749)
Effect of permanent differences	(186,249)	(166,073)
Changes in valuation allowance	732,857	635,729
Others		(6,169)
Income tax expenses	$ 169,171	$ 254,553